File Nos. 33-6851
811-4723

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 33	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 33	[X]

(Check appropriate box or boxes.)

DREYFUS TREASURY & AGENCY CASH MANAGEMENT
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York, 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
----

X on June 1, 2008 pursuant to paragraph (b)
----

     60 days after filing pursuant to paragraph (a)(i)
----

    on (date) pursuant to paragraph (a)(i)
----

     75 days after filing pursuant to paragraph (a)(ii)
----

     on (date) pursuant to paragraph (a)(ii) of Rule 485
----

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----

Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents

The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course,past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.96%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.14%	2.99%	3.73%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.95%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.13%	3.01%	3.77%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.85%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.93%	2.92%	3.66%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.81%.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

4.89%	2.87%	3.57%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.62%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.76%	2.81%	3.52%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.34%	2.66%	3.41%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.68%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.40%	2.10%	2.42%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.68%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.44%	2.12%	2.48%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the samount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Administrative shares from year to year. The table shows the average annual total returns of the fund’s Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Administrative shares as of 3/31/08 was 0.63%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.41%	2.09%	2.39%

Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.10%
Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE CASH MANAGEMENT (continued)
MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets
Management fees			0.20%

Rule 12b-1 fees			0.10%

Other expenses			none

Total			0.30%

Expense example
1 Year	3 Years	5 Years	10 Years

$31	$97	$169	$381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007 through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

32

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Administrative shares for the fiscal periods indicated.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These fig-

ures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	0.50	.049	.031	.012	.009
Distributions:	Dividends from investment
	income — net	(0.50)	(.049)	(.031)	(.012)	(.009)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.08	4.96	3.18	1.21	.89

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30
Ratio of net investment income
to average net assets		4.93	4.88	3.14	1.20	.89

Net assets, end of period ($ in millions)		638	315	251	266	255

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.050	.048	.031	.012	.010

Distributions:	Dividends from investment
	income — net	(.050)	(.048)	(.031)	(.012)	(.010)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.08	4.95	3.19	1.22	.96

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30
Ratio of net investment income
to average net assets		4.94	4.85	3.13	1.13	.97

Net assets, end of period ($ in millions)		2,278	1,148	793	500	1,579

34

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.048	.031	.012	.009

Distributions:	Dividends from investment
	income — net	(.047)	(.048)	(.031)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.83	4.88	3.12	1.16	.93

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30
Ratio of net investment income
to average net assets		4.63	4.79	3.05	1.10	.93

Net assets, end of period ($ in millions)		693	320	240	313	900

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.047	.030	.011	.008
Distributions:	Dividends from investment
	income — net	(.047)	(.047)	(.030)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.80	4.85	3.08	1.11	.84

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		4.57	4.76	3.11	1.09	.81

Net assets, end of period ($ in millions)		307	314	210	200	130

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.045	.047	.030	.011	.008

Distributions:	Dividends from investment

	income — net	(.045)	(.047)	(.030)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.61	4.79	3.00	1.09	.83

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		4.20	4.70	2.98	1.06	.83

Net assets, end of period ($ in millions)		758	141	87	49	20

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.041	.045	.028	.011	.008

Distributions:	Dividends from investment

	income — net	(.041)	(.045)	(.028)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.18	4.59	2.86	1.07	.82

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.71	4.47	2.83	1.04	.83

Net assets, end of period ($ in millions)		438	5	26	39	97

36

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.033	.032	.022	.010	.008

Distributions:	Dividends from investment

	income — net	(.033)	(.032)	(.022)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.36	3.24	2.26	1.02	.80

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.29	3.19	2.25	1.04	.79

Net assets, end of period ($ in millions)		259	213	105	275	312

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.033	.032	.023	.010	.008

Distributions:	Dividends from investment

	income — net	(.033)	(.032)	(.023)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.40	3.27	2.29	1.03	.83

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.32	3.23	2.24	.97	.82

Net assets, end of period ($ in millions)		294	291	137	129	108

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.033	.032	.022	.010	.008

Distributions:	Dividends from investment

	income — net	(.033)	(.032)	(.022)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.37	3.25	2.26	1.00	.79

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.30	.30	.30	.30	.30

Ratio of net investment income
to average net assets		3.31	3.21	2.23	1.02	.79

Net assets, end of period ($ in millions)		74	36	8	1	— [1]

[1] Amount represents less than $1 million.

					Period Ended
					January 31,

Dreyfus California AMT-Free Municipal Cash Management					2008 [1]

Per-Share Data ($):
Net asset value, beginning of period					1.00

Investment operations:	Investment income — net				.016

Distributions:	Dividends from investment

	income — net				(.016)

Net asset value, end of period					1.00

Total Return (%)					3.19 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets					.30 [2]

Ratio of net expenses to average net assets					.25 [2]

Ratio of net investment income to average net assets					3.05 [2]

Net assets, end of period ($ in millions)					— [3]

[1] From August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

38

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

Initial	Additional

Administrative shares $10,000,000*	none

* The minimum initial investment in Administrative shares
is $10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

40

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

42

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund, or in Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

44

INSTRUCTIONS FOR **ACCOUNT TRANSACTIONS** (continued)

Via Computer Facilities

TO OPEN AN ACCOUNT

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter:

- account number
- fund number
- share class
- amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter:

- account number
- fund number
- share class
- amount to sell

Print a report of transactions for your records.

46

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Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents

The Funds		Account Information

Introduction	1	Account Policies	34
Dreyfus Cash Management	2	Distributions and Taxes	38
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	39
Dreyfus Government		Instructions for Account Transactions	40
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32
Financial Highlights	33

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.97%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

5.14%	2.99%	3.73%
* Based on the performance of the fund’s Administrative shares for peri-
ods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.96%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

5.13%	3.01%	3.77%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price: • interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.86%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

4.93%	2.92%	3.66%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Administrative shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instru-mentalities.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.82%.

Average annual total returns as of 12/31/07
Agency shares*

		Since
		inception
1 Year	5 Years	(2/27/98)

4.89%	2.87%	3.57%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Agency shares*

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.63%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

4.76%	2.81%	3.52%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

4.34%	2.66%	3.41%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures for periods prior to October 1, 2007 shown have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.69%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

3.40%	2.10%	2.42%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price: • interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures for periods prior to October 1, 2007 shown have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.69%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

3.44%	2.12%	2.48%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Agency shares from year to year.The table shows the average annual total returns of the fund’s Agency shares over time. The historical performance of the fund’s Administrative shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Agency shares for periods prior to October 1, 2007 (the date Agency shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Administrative shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Agency shares as of 3/31/08 was 0.64%.

Average annual total returns as of 12/31/07
Agency shares*
1 Year	5 Years	10 Years

3.41%	2.09%	2.39%
* Based on the performance of the fund’s Administrative shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE CASH MANAGEMENT (continued)
MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance information is not included for the fund in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Agency shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.06%
Other expenses			none

Total			0.26%

Expense example
1 Year	3 Years	5 Years	10 Years

$27	$84	$146	$331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% for the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Agency shares, for advertising and marketing related to Agency shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Agency shares, over time it will increase the cost of your investment in Agency shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Agency shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund, (except Dreyfus California AMT-Free Municipal Cash Management), paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007 through January 31, 2008, Dreyfus California AMT Tax-Free Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each such fund’s management agreement with Dreyfus is available in the relevant fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the prima-ry mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets.

BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Agency shares for the period from October 1, 2007 (commencement of initial offering) to January 31, 2008. Total return shows how much your investment in the would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended
		January 31,

Dreyfus Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.016

Distributions:	Dividends from investment

	income — net	(.016)

Net asset value, end of period		1.00

Total Return (%)		4.84 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.97 [2]

Net assets, end of period ($ in millions)		19

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

		Period Ended
		January 31,

Dreyfus Cash Management Plus, Inc.		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.016

Distributions:	Dividends from investment

	income — net	(.016)

Net asset value, end of period		1.00

Total Return (%)		4.81 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.98 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

Financial Highoights 33

FINANCIAL HIGHLIGHTS (continued)

		Period Ended
		January 31,

Dreyfus Government Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.014

Distributions:	Dividends from investment

	income — net	(.014)

Net asset value, end of period		1.00

Total Return (%)		4.30 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.67 [2]

Net assets, end of period ($ in millions)		2

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

		Period Ended
		January 31,

Dreyfus Government Prime Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.015

Distributions:	Dividends from investment

	income — net	(.015)

Net asset value, end of period		1.00

Total Return (%)		4.33 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.61 [2]

Net assets, end of period ($ in millions)		10

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

34

		Period Ended
		January 31,

Dreyfus Treasury & Agency Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.013

Distributions:	Dividends from investment

	income — net	(.013)

Net asset value, end of period		1.00

Total Return (%)		3.92 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		4.24 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus Treasury Prime Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.38 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.75 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

		Period Ended
		January 31,

Dreyfus Tax Exempt Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.18 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.33 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus Municipal Cash Management Plus		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.20 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.36 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

36

		Period Ended
		January 31,

Dreyfus New York Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.011

Distributions:	Dividends from investment

	income — net	(.011)

Net asset value, end of period		1.00

Total Return (%)		3.18 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.26 [2]

Ratio of net investment income to average net assets		3.35 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus California AMT-Free Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.010

Distributions:	Dividends from investment

	income — net	(.010)

Net asset value, end of period		1.00

Total Return (%)		3.09 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.26 [2]

Ratio of net expenses to average net assets		.21 [2]

Ratio of net investment income to average net assets		3.09 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From October 1, 2007 (commencement of initial offering) to January 1, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

Financial Highlights 37

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Agency shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The fund offers other classes of shares, which are described in separate prospectuses.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

38

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

Initial	Additional

Agency shares $10,000,000*	none

* The minimum initial investment in Agency shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 39

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

40

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund reserves the right to:

• refuse any purchase or exchange request that could adversely affect the fund or its operations • change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions • change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 41

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to that state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

42

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Agency shares of any Dreyfus Cash Management fund, Agency shares of any other Dreyfus Cash Management fund. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Agency shares of any Dreyfus Cash Management fund, in Agency shares of any other Dreyfus Cash Management fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information	43

Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents

The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.98%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.24%	3.09%	3.83%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.98%.

Average annual total returns as of 12/31/07
1 Year	5 years	10 Years

5.23%	3.11%	3.87%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.87%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

5.03%	3.03%	3.76%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.84%.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

5.00%	2.97%	3.67%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.65%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.86%	2.91%	3.63%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.63%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.44%	2.76%	3.51%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.71%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.50%	2.20%	2.53%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.71%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.54%	2.22%	2.58%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Institutional shares as of 3/31/08 was 0.65%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.52%	2.20%	2.49%

Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Since the inception of the fund’s Institutional shares, pursuant to undertakings in effect, the annual fund operating expenses for the fund’s Institutional shares have not exceeded 0.20% .

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT (continued)

MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets
Management fees	0.20%

Other expenses	none

Total	0.20%

Expense example
1 Year	3 Years	5 Years	10 Years

$20	$64	$113	$255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Other expenses: as to the fund’s Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007 through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees or paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Institutional shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available to investors upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.051	.050	.032	.013	.010

Distributions:	Dividends from investment
	income — net	(.051)	(.050)	(.032)	(.013)	(.010)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.18	5.07	3.28	1.31	.99

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		5.03	4.98	3.24	1.30	.99

Net assets, end of period ($ in millions)		18,983	11,063	9,484	9,283	9,507

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.051	.049	.032	.013	.011

Distributions:	Dividends from investment
	income — net	(.051)	(.049)	(.032)	(.013)	(.011)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		5.18	5.06	3.29	1.32	1.06

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		5.04	4.95	3.23	1.23	1.07

Net assets, end of period ($ in millions)		9,513	6,495	5,908	8,466	14,249

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.048	.049	.032	.013	.010

Distributions:	Dividends from investment
	income — net	(.048)	(.049)	(.032)	(.013)	(.010)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.93	4.99	3.23	1.26	1.03

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income
to average net assets		4.73	4.89	3.15	1.20	1.03

Net assets, end of period ($ in millions)		9,303	3,118	2,842	3,571	5,409

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.048	.048	.031	.012	.009
Distributions:	Dividends from investment
	income — net	(.048)	(.048)	(.031)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.91	4.95	3.18	1.21	.94

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		4.67	4.86	3.21	1.19	.91

Net assets, end of period ($ in millions)		2,327	1,005	773	537	415

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.046	.048	.031	.012	.009

Distributions:	Dividends from investment

	income — net	(.046)	(.048)	(.031)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.71	4.89	3.10	1.19	.93

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		4.30	4.80	3.08	1.16	.93

Net assets, end of period ($ in millions)		12,891	3,429	3,017	2,351	3,312

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.042	.046	.029	.012	.009

Distributions:	Dividends from investment

	income — net	(.042)	(.046)	(.029)	(.012)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.28	4.68	2.96	1.17	.92

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.81	4.57	2.93	1.14	.93

Net assets, end of period ($ in millions)		5,373	1,043	1,487	1,333	1,785

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.034	.033	.023	.011	.009

Distributions:	Dividends from investment

	income — net	(.034)	(.033)	(.023)	(.011)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.47	3.34	2.36	1.12	.90

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.39	3.29	2.35	1.14	.89

Net assets, end of period ($ in millions)		4,370	2,333	2,645	2,510	1,934

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.034	.033	.024	.011	.009

Distributions:	Dividends from investment

	income — net	(.034)	(.033)	(.024)	(.011)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.50	3.37	2.39	1.13	.93

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.42	3.33	2.34	1.07	.92

Net assets, end of period ($ in millions)		1,787	596	638	500	722

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)

			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.034	.033	.023	.011	.009

Distributions:	Dividends from investment

	income — net	(.034)	(.033)	(.023)	(.011)	(.009)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.47	3.36	2.36	1.10	.88

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.20	.20	.20	.20	.20

Ratio of net investment income
to average net assets		3.41	3.31	2.33	1.12	.89

Net assets, end of period ($ in millions)		458	377	343	336	308

		Period Ended
		January 31,

Dreyfus California AMT-Free Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.017

Distributions:	Dividends from investment

	income — net	(.017)

Net asset value, end of period		1.00

Total Return (%)		3.29 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.20 [2]

Ratio of net expenses to average net assets		.15 [2]

Ratio of net investment income to average net assets		3.15 [2]

Net assets, end of period ($ in millions)		115

[1] For August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Institutional shares	$10,000,000 *	none

*	The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes, respectively. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are avail-able).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, in Institutional shares of any other Dreyfus Cash Management fund or in Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information 45

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption secu-
rity. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

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For More Information

Dreyfus Cash Management SEC file number: 811-4175
Dreyfus Cash Management Plus, Inc. SEC file number: 811-5295
Dreyfus Government Cash Management A series of Dreyfus Government Cash Management Funds SEC file number: 811-3964
Dreyfus Government Prime Cash Management A series of Dreyfus Government Cash Management Funds SEC file number: 811-3964
Dreyfus Treasury & Agency Cash Management SEC file number: 811-4723
Dreyfus Treasury Prime Cash Management SEC file number: 811-5718
Dreyfus Tax Exempt Cash Management A series of Dreyfus Tax Exempt Cash Management Funds SEC file number: 811-3954
Dreyfus Municipal Cash Management Plus SEC file number: 811-6172
Dreyfus New York Municipal Cash Management SEC file number: 811-6395
Dreyfus California AMT-Free Municipal Cash Management A series of Dreyfus Tax Exempt Cash Management Funds SEC file number: 811-3954

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily as of the end of the previous business day, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:
By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621
By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.
By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

Dreyfus
Cash Management Funds

PROSPECTUS June 1, 2008

Investor Shares

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc.

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Prime Cash Management

Dreyfus California AMT-Free Municipal Cash Management

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents
The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.98%	2.84%	3.57%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guar- anteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as inter- est rate risk, credit risk and regulatory develop- ments relating to the banking industry the risks generally associated with dollar-denom- inated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restric- tions on the payment of principal and interest the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.97%	2.85%	3.62%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your-shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agree- ment could fail to honor the terms of its agree- ment

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.77%	2.77%	3.50%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. govern-

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the United States government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

4.74%	2.72%	3.41%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.60%	2.66%	3.37%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

18

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.57%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.18%	2.50%	3.25%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.64%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.25%	1.94%	2.27%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.64%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.28%	1.97%	2.33%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensi- tive to risks that are specific to investing primar- ily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements.Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable),from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Investor shares from year to year.The table shows the average annual total returns of the fund’s Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Investor shares as of 3/31/08 was 0.59%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.26%	1.94%	2.24%

Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.25%
Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Investor shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT (continued)

MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets
Management fees			0.20%

Rule 12b-1 fees			0.25%

Other expenses			none

Total			0.45%

Expense example
1 Year	3 Years	5 Years	10 Years

$46	$144	$252	$567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007, through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

32

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Investor shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.48	.047	.030	.011	.007

Distributions:	Dividends from investment
	income — net	(0.48)	(.047)	(.030)	(.011)	(.007)
Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.92	4.80	3.03	1.06	.74

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets		4.78	4.73	2.99	1.05	.74

Net assets, end of period ($ in millions)		3,194	1,590	1,238	1,068	1,254

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.048	.047	.030	.011	.008

Distributions:	Dividends from investment
	income — net	(.048)	(.047)	(.030)	(.011)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.92	4.80	3.03	1.07	.81

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets		4.79	4.70	2.98	.98	.82

Net assets, end of period ($ in millions)		1,802	1,658	1,275	1,058	1,203

34

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.046	.046	.029	.010	.008
Distributions:	Dividends from investment

	income — net	(.046)	(.046)	(.029)	(.010)	(.008)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.67	4.72	2.97	1.01	.78

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		4.48	4.64	2.90	.95	.78

Net assets, end of period ($ in millions)		1,738	909	1,050	1,287	1,307

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.046	.046	.029	.010	.007

Distributions:	Dividends from investment

	income — net	(.046)	(.046)	(.029)	(.010)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.65	4.69	2.92	.96	.69

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		4.42	4.61	2.96	.94	.66

Net assets, end of period ($ in millions)		563	275	242	209	243

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)

36
			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.044	.045	.028	.009	.007

Distributions:	Dividends from investment

	income — net	.044	(.045)	(.028)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.45	4.63	2.84	.94	.68

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		4.05	4.55	2.83	.91	.68

Net assets, end of period ($ in millions)		3,483	1,471	1,320	1,164	1,288

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.039	.043	.027	.009	.007

Distributions:	Dividends from investment

	income — net	(.039)	(.043)	(.027)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.02	4.43	2.70	.92	.67

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.56	4.32	2.68	.89	.68

Net assets, end of period ($ in millions)		2,573	615	651	613	794

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.032	.030	.021	.009	.006

Distributions:	Dividends from investment

	income — net	(.032)	(.030)	(.021)	(.009)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.21	3.08	2.11	.87	.65

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.14	3.04	2.10	.89	.64

Net assets, end of period ($ in millions)		556	288	255	240	122

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.032	.031	.021	.009	.007

Distributions:	Dividends from investment

	income — net	(.032)	(.031)	(.021)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.25	3.11	2.13	.88	.68

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.17	3.08	2.09	.82	.67

Net assets, end of period ($ in millions)		472	206	180	105	88

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)
38
			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.032	.031	.021	.008	.006

Distributions:	Dividends from investment

	income — net	(.032)	(.031)	(.021)	(.008)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.21	3.10	2.11	.85	.63

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.45	.45	.45	.45	.45

Ratio of net investment income
to average net assets		3.16	3.06	2.08	.87	.64

Net assets, end of period ($ in millions)		363	120	125	71	28

					Period Ended
					January 31,

Dreyfus California AMT-Free Municipal Cash Management					2008 [1]

Per-Share Data ($):
Net asset value, beginning of period					1.00

Investment operations:	Investment income — net				.015

Distributions:	Dividends from investment

	income — net				(.015)

Net asset value, end of period					1.00

Total Return (%)					3.05 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets					.45 [2]

Ratio of net expenses to average net assets					.40 [2]

Ratio of net investment income to average net assets					2.90 [2]

Net assets, end of period ($ in millions)					6

[1] From August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Investor shares	$10,000,000*	none

*	The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 share price.

40

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

42

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management, from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes, respectively. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund or Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or in Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

44

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York, with these instructions:	• ABA# 021000018
• ABA# 021000018	• fund name and DDA# 8900480025
• fund name and DDA# 8900480025	• the share class
• the share class	• your account number
• your account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
Return your application with the account
number on the application.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information 45

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select from
number for your records.	• account number	multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

46

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For More Information

Dreyfus Cash Management
SEC file number:	811-4175

Dreyfus Cash Management Plus, Inc.
SEC file number:	811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number:	811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number:	811-3964

Dreyfus Treasury & Agency Cash Management
SEC file number:	811-4723

Dreyfus Treasury Prime Cash Management
SEC file number:	811-5718
Dreyfus Tax Exempt Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number:	811-3954

Dreyfus Municipal Cash Management Plus
SEC file number:	811-6172

Dreyfus New York Municipal Cash Management
SEC file number:	811-6395
Dreyfus California AMT-Free Municipal
Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number:	811-3954

To obtain information:

By telephone

Call your Dreyfus Investments Division representative or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily as of the end of the previous business day, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds –Mutual Fund Total Holdings.The information will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

Dreyfus Cash Management Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Contents
The Funds		Account Information

Introduction	1	Account Policies	39
Dreyfus Cash Management	2	Distributions and Taxes	43
Dreyfus Cash Management Plus, Inc.	5	Services for Fund Investors	44
Dreyfus Government		Instructions for Account Transactions	45
Cash Management	8
Dreyfus Government Prime		For More Information
Cash Management	11

Dreyfus Treasury & Agency		See back cover.
Cash Management	14
Dreyfus Treasury Prime
Cash Management	17
Dreyfus Tax Exempt
Cash Management	20
Dreyfus Municipal
Cash Management Plus	23
Dreyfus New York Municipal
Cash Management	26
Dreyfus California AMT-Free
Municipal Cash Management	29
Management	32

Financial Highlights	34

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider ten investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each municipal fund is required to invest its assets in securities with the highest or second-highest credit rating or the unrated equivalent as determined by Dreyfus. Each other fund generally is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

2

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.88%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.82%	2.68%	3.42%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Cash Management 3

DREYFUS CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

4

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Cash Management Plus, Inc. 5

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.88%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.82%	2.70%	3.46%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

6

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 7

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instru- mentalities, no assurance can be given that it will always do so)
  the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.78%.

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management 9

DREYFUS GOVERNMENT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

10

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield a security backed by the U.S.Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality (while the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so)
Not all obligations of the U.S. government, its agen-
cies and instrumentalities are backed by the full
faith and credit of the U.S. Treasury. Some obliga-
tions, such as those issued by the Student Loan
Marketing Association and the Federal Home Loan
Banks, are backed only by the credit of the issuing
agency or instrumentality, and in some cases there
may be some risk of default by the issuer.Any guar-
antee by the U.S. government or its agencies or
instrumentalities of a security held by the fund does
not apply to the market value of such security or to
shares of the fund itself. In addition, because many
types of U.S. government securities trade actively
outside the United States, their prices may rise and
fall as changes in global economic conditions affect
the demand for these securities.

Dreyfus Government Prime Cash Management 11

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.74%.

Average annual total returns as of 12/31/07

		Since
		inception
1 Year	5 Years	(2/27/98)

4.58%	2.56%	3.26%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

12

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Government Prime Cash Management 13

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

14

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.55%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.44%	2.50%	3.22%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 15

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

16

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Dreyfus Treasury Prime Cash Management 17

DREYFUS TREASURY PRIME CASH MANAGEMENT (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.53%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

4.03%	2.35%	3.10%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

18

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Treasury Prime Cash Management 19

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

20

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.09%	1.79%	2.12%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Tax Exempt Cash Management 21

DREYFUS TAX EXEMPT CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

22

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal personal income tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Dreyfus Municipal Cash Management Plus 23

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.61%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.13%	1.82%	2.17%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

24

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Municipal Cash Management Plus 25

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When the fund manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply,causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  New York’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions, and, thus, an active trading market for such instruments may not exist.

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and New York state and New York city personal income taxes, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

26

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Participant shares from year to year.The table shows the average annual total returns of the fund’s Participant shares over time.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Participant shares as of 3/31/08 was 0.55%.

Average annual total returns as of 12/31/07
1 Year	5 Years	10 Years

3.11%	1.79%	2.09%

Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus New York Municipal Cash Management 27

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.40%
Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of a fund, or a particular class of a fund, during periods when fixed expenses have a significant impact on the yield of a fund, or a particular class of a fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Participant shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

28

Dreyfus California AMT-Free Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.The fund does not intend to invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

When the fund manager believes that acceptable California municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income exempt only from federal income tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when the fund manager believes that acceptable municipal obligations are unavailable for investment.

Municipal obligations are debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

  general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default
  California’s economy and revenues underlying its municipal obligations may decline the fund’s portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Dreyfus California AMT-Free Municipal Cash Management 29

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT (continued)

MAIN RISKS (continued)

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal and California state personal income taxes and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

The fund is non-diversified, which means that a rel-atively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

Since the fund has less than one calendar year of performance, past performance is not included in this section of the prospectus.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

30

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%

Rule 12b-1 fees	0.40%

Other expenses	none

Total	0.60%

Expense example
1 Year	3 Years	5 Years	10 Years

$61	$192	$335	$750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the period August 1, 2007 (commencement of operations) through January 31, 2008, Dreyfus waived receipt of a portion of the management fee, reducing the management fee from 0.20% to 0.15% during the period.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus California AMT-Free Municipal Cash Management 31

MANAGEMENT
Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund (except Dreyfus California AMT-Free Municipal Cash Management) paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. For the period from August 1, 2007, through January 31, 2008, Dreyfus California AMT-Free Municipal Cash Management paid Dreyfus a management fee at the annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

32

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Management 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Participant shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These fig-

ures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.046	.028	.009	.006

Distributions:	Dividends from investment
	income — net	(.047)	(.046)	(.028)	(.009)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.77	4.65	2.87	.91	.59

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.63	4.58	2.84	.90	.59

Net assets, end of period ($ in millions)		390	206	210	244	132

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.047	.045	.028	.009	.007

Distributions:	Dividends from investment
	income — net	(.047)	(.045)	(.028)	(.009)	(.007)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.76	4.64	2.88	.92	.65

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.64	4.55	2.83	.83	.67

Net assets, end of period ($ in millions)		1,264	941	700	463	957

34

			Year Ended January 31,
Dreyfus Government Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.044	.045	.028	.009	.006

Distributions:	Dividends from investment
	income — net	(.044)	(.045)	(.028)	(.009)	(.006)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		4.51	4.57	2.81	.86	.62

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		4.33	4.49	2.75	.80	.63

Net assets, end of period ($ in millions)		445	196	244	289	607

			Year Ended January 31,
Dreyfus Government Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.044	.044	.027	.008	.005
Distributions:	Dividends from investment
	income — net	(.044)	(.044)	(.027)	(.008)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.49	4.53	2.77	.81	.54

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		4.27	4.46	2.81	.79	.51

Net assets, end of period ($ in millions)		711	341	208	230	229

Financial Highlights 35

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.042	.044	.027	.008	.005

Distributions:	Dividends from investment

	income — net	(.042)	(.044)	(.027)	(.008)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		4.30	4.47	2.69	.79	.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.90	4.40	2.68	.76	.53

Net assets, end of period ($ in millions)		288	257	219	210	123

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.038	.042	.025	.008	.005

Distributions:	Dividends from investment

	income — net	(.038)	(.042)	(.025)	(.008)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.87	4.27	2.55	.76	.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.41	4.17	2.53	.74	.53

Net assets, end of period ($ in millions)		975	121	352	94	179

36

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.030	.029	.019	.007	.005

Distributions:	Dividends from investment

	income — net	(.030)	(.029)	(.019)	(.007)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.06	2.93	1.96	.72	.50

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		2.99	2.89	1.95	.74	.49

Net assets, end of period ($ in millions)		55	30	42	19	46

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.030	.029	.020	.007	.005

Distributions:	Dividends from investment

	income — net	(.030)	(.029)	(.020)	(.007)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.09	2.96	1.98	.73	.52

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.02	2.93	1.94	.67	.52

Net assets, end of period ($ in millions)		37	23	25	20	19

Financial Highlights 37

FINANCIAL HIGHLIGHTS (continued)
			Year Ended January 31,
Dreyfus New York Municipal Cash Management		2008	2007	2006	2005	2004

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00

Investment operations:	Investment income — net	.030	.029	.019	.007	.005

Distributions:	Dividends from investment

	income — net	(.030)	(.029)	(.019)	(.007)	(.005)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00

Total Return (%)		3.06	2.94	1.95	.70	.48

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.60	.60	.60	.60	.60

Ratio of net investment income
to average net assets		3.01	2.91	1.93	.72	.49

Net assets, end of period ($ in millions)		47	40	3	6	2

		Period Ended
		January 31,

Dreyfus California AMT-Free Municipal Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.014

Distributions:	Dividends from investment

	income — net	(.014)

Net asset value, end of period		1.00

Total Return (%)		2.90 [2]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets		.60 [2]

Ratio of net expenses to average net assets		.55 [2]

Ratio of net investment income to average net assets		2.75 [2]

Net assets, end of period ($ in millions)		142

[1] From August 1, 2007 (commencement of operations) to January 31, 2008.

[2] Annualized.

38

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m.,and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

Account Information 39

ACCOUNT POLICIES (continued)

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 1:00 p.m., will be effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 p.m., and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund’s custodian, by 2:00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments
	Initial	Additional

Participant shares	$10,000,000 *	none

* The minimum initial investment in Participant shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

40

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Account Information 41

ACCOUNT POLICIES (continued)
General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusu- al market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large redemption.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

42

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the taxable money market funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

Each municipal money market fund anticipates that virtually all of its income dividends will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes, respectively. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to investors as ordinary income, while long-term capital gains are taxable to investors as capital gains.

With respect to Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California state and New York state and New York city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and NewYork issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the state’s personal income taxes.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

Account Information 43

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund, or in Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

44

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information 45

46

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at www.dreyfus.com.

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For More Information

Dreyfus Cash Management
SEC file number: 811-4175
Dreyfus Cash Management Plus, Inc.
SEC file number: 811-5295
Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964
Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964

Dreyfus Treasury & Agency Cash Management
SEC file number: 811-4723
Dreyfus Treasury Prime Cash Management
SEC file number: 811-5718
Dreyfus Tax Exempt Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus
SEC file number:	811-6172

Dreyfus New York Municipal Cash Management
SEC file number:	811-6395
Dreyfus California AMT-Free Municipal
Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number:	811-3954

To obtain information:

By telephone

Call your Dreyfus Investments Division representative or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings daily as of the end of the previous business day at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds —Mutual Fund Total Holdings.The information will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

Dreyfus Cash Management Funds

PROSPECTUS June 1, 2008

Select Shares

Dreyfus Cash Management Plus, Inc.

Dreyfus Treasury & Agency Cash Management

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON

Dreyfus

Contents
The Funds

Introduction	1
Dreyfus Cash Management Plus, Inc.
Goal/Approach	2
Main Risks	3
Past Performance	4
Expenses	5
Dreyfus Treasury & Agency
Cash Management
Goal/Approach	6
Main Risks	6
Past Performance	7
Expenses	8
Management	9
Financial Highlights	11

Account Information

Account Policies	12
Distributions and Taxes	16
Services for Fund Investors	17
Instructions for Account Transactions	18

For More Information

See back cover.

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds is that Dreyfus Cash Management Plus, Inc. invests in a broad range of high quality money market instruments, and Dreyfus Treasury & Agency Cash Management invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements in respect of such securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

The Funds 1

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. gov- ernment or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repur- chase agreements asset-backed securities
  domestic and dollar-denominated foreign com- mercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaran- teed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

2

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar- denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Concept to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund’s policy, however, is to invest all of its assets in securities with the highest credit rating, or the unrated equivalent.

Dreyfus Cash Management Plus, Inc. 3

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Select shares from year to year.The table shows the average annual total returns of fund’s Select shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Select shares for periods prior to June 29, 2007 (the date Select shares were initially offered). All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to June 29, 2007 have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Select shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Select shares*

Average annual total returns as of 12/31/07

Select shares*

1 Year	5 Years	10 Years

4.82%	2.70%	3.46%

*	Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Select shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Select shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.80%
Other expenses			none

Total			1.00%

Expense example
1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your-shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Select shares, for advertising and marketing related to Select shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Select shares, over time it will increase the cost of your investment in Select shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Select shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 5

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

6

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Select shares from year to year.The table shows the average annual total returns of the fund’s Select shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Select shares for periods prior to June 29, 2007 (the date Select shares were initially offered). All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures for periods prior to June 29, 2007 shown have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Select shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Select shares as of 3/31/08 was 0.45%.

Average annual total returns as of 12/31/07

Select shares*

1 Year	5 Years	10 Years

4.44%	2.50%	3.22%

* Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Select shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 7

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Select shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.80%
Other expenses			none

Total			1.00%

Expense example
1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Select shares, for advertising and marketing related to Select shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Select shares, over time it will increase the cost of your investment in Select shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Select shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

8

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Management 9

MANAGEMENT (continued)

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Select shares for the period from June 29, 2007 (commencement of initial offering) to January 31, 2008. “Total return” shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended
		January 31,

Dreyfus Cash Management Plus, Inc.		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.025

Distributions:	Dividends from investment

	income — net	(.025)

Net asset value, end of period		1.00

Total Return (%)		3.57 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		1.00 [2]

Ratio of net investment income to average net assets		4.24 [2]

Net assets, end of period ($ in millions)		— [3]

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

[3] Amount represents less than $1 million.

		Period Ended
		January 31,

Dreyfus Treasury & Agency Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.021

Distributions:	Dividends from investment

	income — net	(.021)

Net asset value, end of period		1.00

Total Return (%)		2.89 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		1.00 [2]

Ratio of net investment income to average net assets		3.50 [2]

Net assets, end of period ($ in millions)		94

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

Financial Highlights 11

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Select shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for each fund, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

12

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments
	Initial	Additional

Select shares	$10,000,000*	none

*The minimum initial investment in Select shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 13

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

14

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 15

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

16

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Select shares of one fund, Select shares of the other fund. An exchange may be requested in writing or by telephone.Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Select shares of one fund, in Select shares of the other fund, if the investor is a shareholder of such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 17

INSTRUCTIONS FORACCOUNT TRANSACTIONS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

By Telephone

Before wiring funds, call a Dreyfus	Before wiring funds, call a Dreyfus	Before redeeming shares, call a Dreyfus
Investments Division representative with	Investments Division representative with	Investments Division representative
information about your transaction.	information about your transaction.	with information about your transaction.

Wire Call us to request an account	Wire Have your bank send your	Wire Be sure the fund has your bank account
application and an account number.	investment to The Bank of New York,	information on file. Proceeds will be wired to
Transmit your investment to The Bank of	with these instructions:	your bank.
New York, with these instructions:	• ABA# 021000018
• ABA# 021000018	• fund name and DDA# 8900480025
• fund name and DDA# 8900480025	• the share class
• the share class	• account number
• account number	• account registration
• account registration	• dealer number, if applicable
• dealer number, if applicable
Return your application with the account
number on the application.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

18

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Via Computer Facilities

Access Lion Remote System, input new	Access Lion Remote System.	Access Lion Remote System, confirm
account data and retrieve account	Enter:	bank account information or select from
number for your records.	• account number	multiple wire instructions.
	• fund number	Enter:
	• share class	• account number
	• amount to buy	• fund number
	Print a report of transactions for	• share class
	your records.	• amount to sell
Print a report of transactions for
your records.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 19

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For More Information

Dreyfus Cash Management Plus, Inc.
SEC file number:	811-5295

Dreyfus Treasury & Agency Cash Management
SEC file number:	811-4723

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621
By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.
By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its poli-cies.A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the funds’ SAI.

© 2008 MBSC Securities Corporation

Dreyfus
Cash Management	Funds

Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2008

Service Shares	Dreyfus Cash Management Plus, Inc.

Dreyfus Treasury & Agency
Cash Management

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Funds		Account Information

Introduction	1	Account Policies	12
Dreyfus Cash Management Plus, Inc.		Distributions and Taxes	16
		Services for Fund Investors
Goal/Approach	2		17
Main Risks	3
		Instructions for Account Transactions	18
Past Performance	4
Expenses	5
		For More Information
Dreyfus Treasury & Agency

Cash Management		See back cover.
Goal/Approach	6
Main Risks	6
Past Performance	7
Expenses	8
Management	9
Financial Highlights	11

The Funds

INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund.This combined prospectus has been prepared for your convenience so that you can consider two investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

The main difference between the funds is that Dreyfus Cash Management Plus, Inc. invests in a broad range of high quality money market instruments, and Dreyfus Treasury & Agency Cash Management invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements in respect of such securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

  maintain an average dollar-weighted portfolio maturity of 90 days or less buy individual securities that have remaining maturities of 13 months or less invest only in high quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to a fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer a fund a means of investing money for a short period of time.

The Funds 1

Dreyfus Cash Management Plus, Inc.

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or vari- able rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

2

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

  interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop interest rates could drop, thereby reducing the fund’s yield any of the fund’s holdings could have its credit rating downgraded or could default the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement

Not all obligations of the U.S. government or its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Student Loan Marketing Association and the Federal Home Loan Banks, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Concept to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus. The fund’s policy, however, is to invest all of its assets in securities with the highest credit rating, or the unrated equivalent.

Dreyfus Cash Management Plus, Inc. 3

DREYFUS CASH MANAGEMENT PLUS, INC. (continued)

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Service shares from year to year.The table shows the average annual total returns of fund’s Service shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Service shares for periods prior to June 29, 2007 (the date Service shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to June 29, 2007 have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Service shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Service shares as of 3/31/08 was 0.85%.

Average annual total returns as of 12/31/07
Service shares*
1 Year	5 Years	10 Years

4.82%	2.70%	3.46%
* Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Service shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

4

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Service shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.50%
Other expenses			none

Total			0.70%

Expense example
1 Year	3 Years	5 Years	10 Years

$72	$224	$390	$871

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your-shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of your investment in Service shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Service shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

Dreyfus Cash Management Plus, Inc. 5

Dreyfus Treasury & Agency Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securi ties issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

6

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Service shares from year to year.The table shows the average annual total returns of the fund’s Service shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Service shares for periods prior to June 29, 2007 (the date Service shares were initially offered).All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to June 29, 2007 have not been adjusted to reflect differences in distribution and servicing fees; if these fees had been reflected, the performance shown for Service shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

The year-to-date total return of the fund’s Service shares as of 3/31/08 was 0.52%.

Average annual total returns as of 12/31/07
Service shares*
1 Year	5 Years	10 Years

4.44%	2.50%	3.22%
* Based on the performance of the fund’s Participant shares for periods prior to June 29, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Service shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Treasury & Agency Cash Management 7

DREYFUS TREASURY & AGENCY CASH MANAGEMENT (continued)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Service shares in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Rule 12b-1 fee			0.50%
Other expenses			none

Total			0.70%

Expense example
1 Year	3 Years	5 Years	10 Years

$72	$224	$390	$871

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of your investment in Service shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Service shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

8

MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Management 9

MANAGEMENT (continued)

Distributor

Each fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the funds or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by shareholders or the funds, a fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the funds.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund’s Service shares for the period from June 29, 2007 (commencement of initial offering) to January 31, 2008. “Total return” shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended
		January 31,

Dreyfus Cash Management Plus, Inc.		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.027

Distributions:	Dividends from investment

	income — net	(.027)

Net asset value, end of period		1.00

Total Return (%)		3.82 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.70 [2]

Ratio of net investment income to average net assets		4.54 [2]

Net assets, end of period ($ in millions)		70

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

		Year Ended
		January 31,

Dreyfus Treasury & Agency Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.023

Distributions:	Dividends from investment

	income — net	(.023)

Net asset value, end of period		1.00

Total Return (%)		3.15 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.70 [2]

Ratio of net investment income to average net assets		3.80 [2]

Net assets, end of period ($ in millions)		56

[1] From June 29, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

Financial Highlights` 11

Account Information

ACCOUNT POLICIES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Service shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for each fund, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost.As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price.This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

12

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments

Initial	Additional

Service shares $10,000,000*	none

* The minimum initial investment in Service shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level	of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. A fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 13

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

14

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance.Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

• refuse any purchase or exchange request that could adversely affect the fund or its operations • change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions • change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash — if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 15

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by each fund are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

16

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Service shares of one fund, Service shares of the other fund.An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are avail-able).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Service shares of one fund, in Service shares of the other fund, if the investor is a shareholder in such fund.There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Account Information 17

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Dreyfus Treasury & Agency Cash Management

Seeks current income, safety of principal and liquidity
by investing in short-term securities issued or guaranteed
as to principal and interest by the U.S. government
and repurchase agreements in respect of such securities

PROSPECTUS June 1, 2008

Premier Shares

Contents

The Fund

Goal/Approach	1
Main Risks	1
Past Performance	2
Expenses	3
Management	4
Financial Highlights	5

Account Information

Account Policies	6
Distributions and Taxes	10
Services for Fund Investors	11
Instructions for Account Transactions	12

For More Information

See back cover.

Dreyfus Treasury & Agency Cash Management

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

Concept to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date and price. These agreements offer the fund a means of investing money for a short period of time.

MAIN RISKS

The fund’s yield will fluctuate as the short-term securities in the fund’s portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund’s investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund’s yield.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

The Fund 1

PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Premier shares from year to year.The table shows the average annual total returns of the fund’s Premier shares over time. The historical performance of the fund’s Participant shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund’s Premier shares for periods prior to October 1, 2007 (the date Premier shares were initially offered). All of the fund’s share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in expenses. The performance figures shown for periods prior to October 1, 2007 have not been adjusted to reflect differences in distribution and servicing fees, which generally are higher for Participant shares. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

Premier shares*

Best Quarter:	Q3 ‘00	+1.50%
Worst Quarter:	Q1 ‘04	+0.10%

The year-to-date total return of the fund’s Premier shares as of 3/31/08 was 0.57%.

Average annual total returns as of 12/31/07

Premier shares*

1 Year	5 Years	10 Years

4.44%	2.50%	3.22%

* Based on the performance of the fund’s Participant shares for periods prior to October 1, 2007.

Institutions may call toll-free 1-800-346-3621 for the current yield for Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Premier shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees	0.20%
Rule 12b-1 fee	0.31%
Other expenses	none

Total	0.51%

Expense example
1 Year	3 Years	5 Years	10 Years

$52	$164	$285	$640

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

From time to time, Dreyfus may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by Dreyfus at any time without notice.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Premier shares, for advertising and marketing related to Premier shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Premier shares, over time it will increase the cost of your investment in Premier shares and could cost you more than paying other types of sales charges.

Other expenses: under an agreement with Dreyfus, in effect since the fund commenced offering Premier shares, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days’ prior notice to investors, but has committed not to do so at least through May 31, 2009.

The Fund 3

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $295 billion in approximately 180 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semian-nual report for the six months ended July 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt.Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

The fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any Rule 12b-1 fees paid by the fund to those intermediaries. Because those payments are not made by shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Investors should contact their financial representatives for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

4

FINANCIAL HIGHLIGHTS

The following table described the performance for the fund’s Premier shares for the period from October 1, 2007 (commencement of initial offering) to January 31, 2008.“Total return” shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

		Period Ended
		January 31,

Dreyfus Treasury & Agency Cash Management		2008 [1]

Per-Share Data ($):
Net asset value, beginning of period		1.00

Investment operations:	Investment income — net	.012

Distributions:	Dividends from investment

	income — net	(.012)

Net asset value, end of period		1.00

Total Return (%)		3.68 [2]

Ratios/Supplemental Data (%):

Ratio of expenses to average net assets		.51 [2]

Ratio of net investment income to average net assets		3.99 [2]

Net assets, end of period ($ in millions)		29

[1] From October 1, 2007 (commencement of initial offering) to January 31, 2008.

[2] Annualized.

The Fund 5

Account Information

ACCOUNT POLICIES

The fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Premier shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The fund offers other classes of shares, which are described in separate prospectuses.

Buying shares

The price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

6

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

All times are Eastern time.

Minimum investments
	Initial	Additional

Premier shares	$10,000,000*	none

* The minimum initial investment in Premier shares is
$10,000,000, unless: (a) the investor has invested at
least $10,000,000 in the aggregate among any Dreyfus
Cash Management fund, Dreyfus Institutional Cash
Advantage Fund and Dreyfus Institutional Cash
Advantage Plus Fund (including in any class of a fund);
or (b) the investor has, in the opinion of Dreyfus
Investments Division, adequate intent and availability of
assets to reach a future level of investment of
$10,000,000 among the funds named above.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. The fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of the fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

Account Information 7

ACCOUNT POLICIES (continued)

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

8

General policies

Unless the investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request.

The fund reserves the right to:

  refuse any purchase or exchange request that could adversely affect the fund or its operations change its minimum investment amounts

The fund also reserves the right to make a “redemption in kind” — payment in portfolio securities rather than cash—if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

The fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

Account Information 9

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income.

The tax status of any distribution generally is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund. Because everyone’s tax situation is unique, please consult a tax advisor before investing.

10

SERVICES FOR FUND INVESTORS

Account statements

Every fund investor automatically receives regu-
lar account statements. Each investor also will be
sent a yearly statement detailing the tax characteris-
tics of any dividends and distributions the investor
has received.

Account Information 11

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

12

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at www.dreyfus.com.

Account Information 13

For More Information

Dreyfus Treasury & Agency Cash Management SEC file number: 811-4723

More information on the fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual report is available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:
By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621
By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.
By mail Write to: Dreyfus Investments Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2008 MBSC Securities Corporation

Dreyfus Treasury & Agency Cash Management

PART C. OTHER INFORMATION
_________________________

Item 23.	Exhibits - List

(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to
Exhibit (1) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on
September 30, 1993.

(b)	Registrant's Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-
Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on May 30, 2006.

(d)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on September 29, 1994.

(e)(1)	Distribution Agreement is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on May 30, 2001.

(e)(2)	Forms of Service Agreement are incorporated by reference to Exhibit (e) of Post-Effective Amendment
No. 20 to the Registration Statement on Form N-1A, filed on May 25, 2000.

(g)(1)	Custody Agreement with The Bank of New York.

(g)(2)	Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment
No. 11 to the Registration Statement on Form N-1A, filed on October 3, 1995.

(h)(1)	Shareholder Service Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.

(h)(2)	Amended and Restated Transfer Agency Agreement.

(i)	Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective
Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 3, 1995.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Rule 12b-1 Service Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 32 to the Registration Statement, filed on September 27, 2007.

(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 32 to the
Registration Statement, filed on September 27, 2007.

(p)	Revised Code of Ethics.

Other Exhibits

(a)	Power of Attorney of the officers is incorporated by reference to Other Exhibit (a) of
Post-Effective Amendment No. 27 to the Registration Statement, filed on May 29, 2007.

(b)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibit (b) of
Post-Effective Amendment No. 26 to the Registration Statement, filed on May 30, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant.

None.

Item 25.	Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorney's fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article EIGHTH of the Registrant's Declaration of Trust and any amendments thereto, Article 10 of the Registrant’s Amended and Restated By-Laws and Section 1.11 of the Distribution Agreement

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, and manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Director		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07
J. Charles Cardona	Dreyfus Investment Advisors, Inc.++	Chairman of the Board	2/02 - 7/05
President and Director
	MBSC Securities Corporation++	Director	6/07 - Present
		Executive Vice President	6/07 - Present
	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07
Diane P. Durnin	None
Vice Chair and Director
Jonathan Little	Mellon Global Investments	Chief Executive Officer	5/02 - Present
Chair of the Board
	London, England	Director	5/02 - Present
	Mellon Fund Managers Limited+	Director	5/03 - Present
	Mellon Global Investments (Holdings) Ltd. +	Director	9/03 - Present
	Mellon Global Investing Corp. +	Director	5/02 - Present
	Mellon International Investment Corp. +	Director	4/02 - Present
	Mellon Overseas Investment Corp. +	Director	12/02 - Present
	Hamon Investment Group PTE Ltd. +	Director	3/02 - Present
	Mellon Chile Holdings, S.A. +	Director	7/03 - Present
	Mellon Global Funds, plc+	Director	12/00 - Present
	Mellon Global Management Ltd. +	Director	11/00 - Present
	Mellon Global Investments Japan Ltd. +	Director	6/02 - Present
	Universal Liquidity Funds, plc+	Director	11/00 - Present
	Pareto Investment Management Ltd. +	Director	11-04 - Present
	Mellon Global Investments (Asia) Ltd.+	Director	5/01 - Present
	Mellon Global Investments Australia Ltd. +	Director	10/02 - Present
	Mellon Australia Ltd. +	Director	7/02 - Present
	Mellon Alternative Strategies Ltd. +	Director	10/04 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Little	NSP Financial Services Group Pty Ltd. +	Director	12/01 - Present
Chair of the Board
(continued)

	Kiahan Ltd. +	Director	12/01 - Present

Phillip N. Maisano	Mellon Bank, N.A.+	Senior Vice President	4/06 - Present
Director, Vice Chair and
Chief Investment Officer
	EACM Advisors LLC	Chairman of Board	8/04 - Present
	200 Connecticut Avenue	Chief Executive Officer	8/04 - 5/06
Norwalk, CT 06854-1940

	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
One Financial Center
Boston, MA 02211

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLPP+	Board Member	12/06 - Present

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	One Financial Center	Member, Board of	10/04 - Present
	Boston, MA 02211	Managers

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
Director	LLC
(continued)	One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLPP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 – Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLPP+	Executive Committee	10/05 - Present
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
One Financial Center
Boston, MA 02211

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Scott E. Wennerholm	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Director		Managers
(continued)

	Mellon Bank, N.A. +	Senior Vice President	10/05 - Present

	Mellon Trust of New England, N. A.*	Director	4/06 – Present
		Senior Vice President	10/05 - Present

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust*	Member of Board of	1/07 - Present
Trustees

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Dreyfus Service Corporation++	Director	7/05 – 6/07
Controller		Chief Financial Officer	7/05 – 6/07
(continued)

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 - Present
Officer
	Dreyfus Service Corporation	Chief Compliance	10/04 – 6/07
Officer

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 - Present
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 - Present

	Dreyfus Service Corporation++	Vice President	10/06 - 6/07

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	MBSC Securities Corporation++	Vice President - Tax	6/07 – Present

	Dreyfus Service Corporation++	Vice President - Tax	10/96 – 6/07

	MBSC, LLC++	Vice President - Tax	4/02 – 6/07

	The Dreyfus Consumer Credit Corporation ++	Chairman	6/99 - Present
		President	6/99 - Present

	Dreyfus Service Organization, Inc.++	Vice President - Tax	10/96 - Present

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jeanne M. Login	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
(continued)
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

C-9
Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	CitizensSelect Funds

3.	Dreyfus A Bonds Plus, Inc.

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth Opportunity Fund, Inc.

24.	Dreyfus Index Funds, Inc.

25.	Dreyfus Institutional Cash Advantage Funds

26.	Dreyfus Institutional Money Market Fund

27.	Dreyfus Institutional Preferred Money Market Funds

28.	Dreyfus Insured Municipal Bond Fund, Inc.

29.	Dreyfus Intermediate Municipal Bond Fund, Inc.

30.	Dreyfus International Funds, Inc.

31.	Dreyfus Investment Grade Funds, Inc.

32.	Dreyfus Investment Portfolios

33.	The Dreyfus/Laurel Funds, Inc.

34.	The Dreyfus/Laurel Funds Trust

35.	The Dreyfus/Laurel Tax-Free Municipal Funds

36.	Dreyfus LifeTime Portfolios, Inc.

37.	Dreyfus Liquid Assets, Inc.

38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

39.	Dreyfus Massachusetts Municipal Money Market Fund

40.	Dreyfus Midcap Index Fund, Inc.

41.	Dreyfus Money Market Instruments, Inc.

42.	Dreyfus Municipal Bond Fund, Inc.

43.	Dreyfus Municipal Cash Management Plus

44.	Dreyfus Municipal Funds, Inc.

45.	Dreyfus Municipal Money Market Fund, Inc.

46.	Dreyfus New Jersey Intermediate Municipal Bond Fund

47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

48.	Dreyfus New York Municipal Cash Management

49.	Dreyfus New York Tax Exempt Bond Fund, Inc.

50.	Dreyfus New York Tax Exempt Intermediate Bond Fund

51.	Dreyfus New York Tax Exempt Money Market Fund

52.	Dreyfus U.S. Treasury Intermediate Term Fund

53.	Dreyfus U.S. Treasury Long Term Fund

54.	Dreyfus 100% U.S. Treasury Money Market Fund

55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

56.	Dreyfus Pennsylvania Municipal Money Market Fund

57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

58.	Dreyfus Premier Equity Funds, Inc.

59.	Dreyfus Premier Fixed Income Funds

60.	Dreyfus Premier International Funds, Inc.

61.	Dreyfus Premier GNMA Fund

62.	Dreyfus Premier Manager Funds I

63.	Dreyfus Premier Manager Funds II

64.	Dreyfus Premier Municipal Bond Fund

65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

66.	Dreyfus Premier New York Municipal Bond Fund

67.	Dreyfus Premier Opportunity Funds

68.	Dreyfus Premier State Municipal Bond Fund

69.	Dreyfus Premier Stock Funds

70.	The Dreyfus Premier Third Century Fund, Inc.

71.	Dreyfus Premier Value Equity Funds

72.	Dreyfus Premier Worldwide Growth Fund, Inc.

73.	Dreyfus Short-Intermediate Government Fund

74.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

75.	The Dreyfus Socially Responsible Growth Fund, Inc.

76.	Dreyfus Stock Index Fund, Inc.

77.	Dreyfus Tax Exempt Cash Management

78.	Dreyfus Treasury Cash Management

79.	Dreyfus Treasury Prime Cash Management

80.	Dreyfus Variable Investment Fund

81.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

82.	General California Municipal Money Market Fund

83.	General Government Securities Money Market Funds, Inc.

84.	General Money Market Fund, Inc.

85.	General Municipal Money Market Funds, Inc.

86.	General New York Municipal Bond Fund, Inc.

87.	General New York Municipal Money Market Fund

88.	Mellon Funds Trust

89.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	Executive Vice President
Sue Ann Cormack**	Executive Vice President	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Timothy I. Barrett**	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Mary Merkle*	Vice President – Compliance	None
Jennifer M. Mills*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
Theodore A. Schachar*	Vice President – Tax	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
*****	Principal business address is One Boston Place, Boston, MA 02108.
******	Principal business address is 595 Market Street, San Francisco, CA 94105.
*******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of May, 2008.

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

BY:	/s/J. David Officer*
----------------------------
J. David Officer, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ J. David Officer *	President (Principal Executive	05/30/08
--------------------------	Officer)
J. David Officer

/s/James Windels*	Treasurer (Principal Financial and	05/30/08
--------------------------	Accounting Officer
James Windels

/s/Joseph S. DiMartino*
--------------------------	Chairman of the Board	05/30/08
Joseph S. DiMartino

/s/David W. Burke*	Board Member	05/30/08
--------------------------
David W. Burke

/s/Isabel P. Dunst*	Board Member	05/30/08
--------------------------
Isabel P. Dunst

/s/Warren B. Rudman*	Board Member	05/30/08
--------------------------
Warren B. Rudman

/s/Philip L. Toia*	Board Member	05/30/08
--------------------------
Philip L. Toia

/s/Benaree P. Wiley*	Board Member	05/30/08
--------------------------
Benaree P. Wiley

*BY:	/s/John B. Hammalian*
----------------------------
John B. Hammalian,
Attorney-in-Fact

DREYFUS TREASURY & AGENCY CASH MANAGEMENT

EXHIBIT INDEX

Item No. 23	Document
(g)(1)	Custody Agreement with The Bank of New York
(h)(2)	Amended and Restated Transfer Agency Agreement
(j)	Consent of Independent Registered Public Accounting Firm
(p)	Code of Ethics